COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments	Future minimum lease payments under such leases as of March 31, 2016 were as follows:
2017	$58,574
2018	52,052
2019	44,883
2020	39,277
2021	35,179
After 2021	122,279

$352,244

Schedule of future minimum principal payments related to long-term borrowings	Future minimum principal payments related to the Company’s long-term borrowings as of March 31, 2016 are as follows (see Note 13):
2017	$—
2018	229,467
2019	—
2020	—
2021	—
After 2021	—

$229,467